Aggregate Notional Principal Amounts of the Bank's Outstanding Forward Exchange and Derivative Contracts (Detail) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2011 Interest rate derivatives USD ($)	Mar. 31, 2011 Interest rate derivatives INR	Mar. 31, 2010 Interest rate derivatives INR	Mar. 31, 2011 Forward rate agreements USD ($)	Mar. 31, 2011 Forward rate agreements INR	Mar. 31, 2010 Forward rate agreements INR	Mar. 31, 2011 Currency options USD ($)	Mar. 31, 2011 Currency options INR	Mar. 31, 2010 Currency options INR	Mar. 31, 2011 Currency swaps USD ($)	Mar. 31, 2011 Currency swaps INR	Mar. 31, 2010 Currency swaps INR	Mar. 31, 2011 Forward exchange contracts USD ($)	Mar. 31, 2011 Forward exchange contracts INR	Mar. 31, 2010 Forward exchange contracts INR
Derivatives, Fair Value [Line Items]
Notional	$ 122,286.1	5,446,623.2	4,703,093.7	$ 45,925.6	2,045,524.2	2,020,529.7	$ 13.8	614.6	1,796.0	$ 8,042.3	358,206.1	372,863.7	$ 794.1	35,368.4	26,820.8	$ 67,510.3	3,006,909.9	2,281,083.5
Gross Assets		75,593.6	77,929.2		18,885.7	14,250.4		0.6	15.0		5,448.6	11,833.8		927.5	1,625.0		50,331.2	50,205.0
Gross Liabilities		74,401.8	75,326.1		20,835.1	15,811.2		0.5	14.9		5,840.6	12,426.1		726.3	449.2		46,999.3	46,624.7
Net Fair Value	$ 26.8	1,191.8	2,603.1	$ (43.8)	(1,949.4)	(1,560.8)		0.1	0.1	$ (8.8)	(392.0)	(592.3)	$ 4.5	201.2	1,175.8	$ 74.9	3,331.9	3,580.3